UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	Jun 30, 2005"

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       100 Prospect Street, South Tower
               Stamford, Connecticut 06901

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stewart P. Zobian
Title:    President
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Stewart P. Zobian 	Stamford, Connecticut	August 15, 2005
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total:	450

Form 13F information Table Value Total:	488967989

List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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                                                              FORM 13F                                                      6/30/05
                                                         REPORTING MANAGER;   ARGUS INVESTORS' COUNSEL
-----------------------------------------------------------------------------------------------------------------------------------
        ITEM 1            ITEM 2    ITEM 3      ITEM 4     ITEM 5               ITEM 6           ITEM 7         ITEM 8

    NAME OF ISSUER         TITLE     CUSIP        FAIR   SHARES OR      INVESTMENT DISCRETION     MANA-     VOTING AUTHORITY
                             OF     NUMBER      MARKET   PRINCIPAL                        SHARED  GERS
                           CLASS                 VALUE     AMOUNT     SOLE     SHARED      OTHER         SOLE    SHARED     NONE
                                                                       (A)       (B)        (C)           (A)      (B)       (C)
-----------------------------------------------------------------------------------------------------------------------------------
                                              ---------  ---------  --------- --------- ---------     --------- --------- ---------
3M CO                     COMMON  88579Y101   10235873     141575      141575                            138785                 290
ABBOTT LABS               COMMON  002824100   12474025     254520      254520                            247850                 450
AIR PRODS & CHEMS INC     COMMON  009158106   13622976     225920      225920                            220070                 400
ALBERTSONS INC            COMMON  013104104    8596366     415685      415685                            408885
ALCOA INC                 COMMON  013817101    8784514     336185      336185                            328860                 725
AMERICAN EXPRESS CO       COMMON  025816109   10068455     189150      189150                            185030                 420
AMERICAN INTL GROUP INC   COMMON  026874107    7183949     123648      123648                            120948                 300
ARCHER DANIELS MIDLAND C  COMMON  039483102     806389      37717       37717                             37717
AUTOMATIC DATA PROCESSIN  COMMON  053015103   11931861     284295      284295                            276955                 550
BECTON DICKINSON & CO     COMMON  075887109   11925644     227285      227285                            221275
BP PLC                    COMMON  055622104     825287      13230       13230                             12090                 440
CATERPILLAR INC DEL       COMMON  149123101     419364       4400        4400                              4115                 285
CISCO SYS INC             COMMON  17275R102    9425711     494010      494010                            483010                1000
COCA COLA CO              COMMON  191216100    1562703      37430       37430                             31530
DELL INC                  COMMON  24702R101    9921231     251425      251425                            245675                 650
DISNEY WALT CO            COMMON  254687106   12044098     478320      478320                            467370                1050
DOW CHEM CO               COMMON  260543103   10831255     243235      243235                            238035
EMERSON ELEC CO           COMMON  291011104    9155880     146190      146190                            142890
EXXON MOBIL CORP          COMMON  30231G102   11324578     197052      197052                            191752
FEDERAL NATL MTG ASSN     COMMON  313586109    7840784     134260      134260                            131560                 400
FEDEX CORP                COMMON  31428X106    9099448     112325      112325                            109715                 310
GANNETT INC               COMMON  364730101    7538002     105975      105975                            103725                 250
GENERAL DYNAMICS CORP     COMMON  369550108   12186873     111255      111255                            108630                 225
GENERAL ELEC CO           COMMON  369604103   12920119     372875      372875                            362875                 720
GILLETTE CO               COMMON  375766102   12720281     251240      251240                            244700                 540
HOME DEPOT INC            COMMON  437076102    9869708     253720      253720                            248245                 575
ILLINOIS TOOL WKS INC     COMMON  452308109    9469968     118850      118850                            116150                 200
INGERSOLL-RAND COMPANY L  COMMON  G4776G101   11943990     167400      167400                            163180                 350
INTEL CORP                COMMON  458140100   12898895     495730      495730                            484530                 900
INTERNATIONAL BUSINESS M  COMMON  459200101    8918469     120195      120195                            117545                 250
INTL PAPER CO             COMMON  460146103    5775246     191170      191170                            187470
JOHNSON & JOHNSON         COMMON  478160104   12966525     199485      199485                            193665                 420
JPMORGAN & CHASE & CO     COMMON  46625H100     937428      26541       26541                             25941                 600
KIMBERLY CLARK CORP       COMMON  494368103    7940167     126860      126860                            124060                 400
MCDONALDS CORP            COMMON  580135101   10309541     371515      371515                            362355                 860
MICROSOFT CORP            COMMON  594918104    9521048     383295      383295                            374595                 800
MORGAN STANLEY            COMMON  617446448    9708786     185035      185035                            181035                 400
NUCOR CORP                COMMON  670346105   10750353     235650      235650                            230225                 525
PEPSICO INC               COMMON  713448108   10375593     192390      192390                            191940                 450
PFIZER INC                COMMON  717081103   12061148     437315      437315                            427415                 800
PITNEY BOWES INC          COMMON  724479100    9855365     226300      226300                            221300
PROCTER & GAMBLE CO       COMMON  742718109   10855950     205800      205800                            203000
QUALCOMM INC              COMMON  747525103    8739728     264760      264760                            258880                 680
ROYAL DUTCH PETE CO       COMMON  780257804    1628990      25100       25100                             25100
SCHLUMBERGER LTD          COMMON  806857108   13765264     181265      181265                            177165                 400
STAPLES INC               COMMON  855030102   13586235     638151      638151                            620856                1320
TIME WARNER INC           COMMON  887317105   10749543     643300      643300                            628500                1200
UNILEVER N V              COMMON  904784709   11899222     183545      183545                            179395                 350
UNION PAC CORP            COMMON  907818108     907200      14000       14000                             13380
US BANCORP DEL            COMMON  902973304    9945812     340610      340610                            333210                 700
VERIZON COMMUNICATIONS    COMMON  92343V104   10152863     293860      293860                            287600                 660
WAL MART STORES INC       COMMON  931142103    7517031     155955      155955                            152645                 410
WALGREEN CO               COMMON  931422109   12472258     271195      271195                            263845                 650

       REPORT TOTALS                          488967989   12138194   12138194                          11857274               22905
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